Post-employment benefits	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Post-employment benefits

Note 17	Post-employment benefits

We sponsor pension and other post-employment benefit plans for eligible employees in a number of jurisdictions including Canada, the U.S., and the Caribbean. Our pension plans include registered funded defined benefit pension plans, supplemental arrangements that provide pension benefits in excess of statutory limits, and defined contribution plans. We also provide certain health-care, life insurance, and other benefits to eligible employees and retired members. Plan assets and defined benefit obligations related to our defined benefit plans are measured for accounting purposes as at October 31 each year.
Plan characteristics, funding and risks
Pension plans
Pension plans include CIBC’s Canadian, U.S., and Caribbean pension plans. CIBC’s Canadian pension plans represent approximately 92% of our consolidated defined benefit obligation. All of our Canadian pension plans are defined benefit plans, the most significant of which is our principal Canadian pension plan (the CIBC Pension Plan), which encompasses approximately 73,000 active, deferred, and retired members.
The CIBC Pension Plan provides members with monthly pension income at retirement based on a prescribed plan formula which is based on a combination of maximum yearly pensionable earnings, average earnings at retirement and length of service recognized in the plan. There is a two-year
waiting period for members to join the CIBC Pension Plan.
The CIBC Pension Plan is funded through a separate trust. Actuarial funding valuations are prepared by the Plan’s external actuary at least once every three years or more frequently as required by Canadian pension legislation to determine CIBC’s minimum funding requirements as well as maximum permitted contributions. Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years. CIBC’s pension funding policy is to make at least the minimum annual required contributions required by regulations. Any contributions in excess of the minimum requirements are discretionary.
The CIBC Pension Plan is registered with OSFI and the Canada Revenue Agency (CRA) and is subject to the acts and regulations that govern federally regulated pension plans.
Other post-employment plans
Other post-employment plans include CIBC’s Canadian, U.S. and Caribbean post-retirement health-care benefit plans (referred to for disclosure purposes as other post-employment plans). CIBC’s Canadian other post-employment plan (the Canadian post-employment plan) represents more than 93% of our consolidated other post-employment defined benefit obligation.
The Canadian post-employment plan provides medical, dental and life insurance benefits to retirees that meet specified eligibility requirements, including specified age and service period eligibility requirements. CIBC reimburses 100% of the cost of benefits for eligible employees that retired prior to January 1, 2009, whereas the contribution level for medical and dental benefits for eligible employees that retire subsequent to this date has been fixed at a specified level. The plan is funded on a pay-as-you-go basis.
Benefit changes
There were no material changes to the terms of our Canadian defined benefit pension plans in 2025 or 2024.
Risks
CIBC’s defined benefit plans expose the group to actuarial risks (such as longevity risk), currency risk, interest rate risk, market (investment) risk and health-care cost inflation risks.
The CIBC Pension Plan operates a currency overlay strategy, which may use forwards or similar instruments, to manage and mitigate its currency risk.
Interest rate risk is managed as part of the CIBC Pension Plan’s liability-driven investment strategy through a combination of physical bonds, overlays funded in the repo market, and/or derivatives.
Market (investment) risk is mitigated through a multi-asset portfolio construction process that diversifies across a variety of market risk drivers.
The use of derivatives within the CIBC Pension Plan is governed by its derivatives policy that was approved by the Pension Benefits Management Committee (PBMC) and permits the use of derivatives to manage risk at the discretion of the Pension Investment Committee (PIC). In addition to the management of interest rate risk, risk reduction and mitigation strategies may include hedging of currency, credit spread and/or equity risks. The derivatives policy also permits the use of derivatives to enhance plan returns.
Plan governance
All of CIBC’s pension arrangements are governed by local pension committees, senior management or a board of trustees. However, all significant plan changes require approval from the Management Resources and Compensation Committee (MRCC). For the Canadian pension plans, the MRCC is responsible for setting the strategy for the pension plans, reviewing material risks, performance including funded status, and approving material design or governance changes.
While specific investment policies are determined at a plan level to reflect the unique characteristics of each plan, common investment policies for all plans include the optimization of the risk-return relationship using a portfolio of multiple asset classes diversified by market segment, economic sector, and issuer. The objectives are to secure the benefits promised by our funded plans, to maximize long-term investment returns while not compromising the benefit security of the respective plans, manage the level of funding contributions in conjunction with the stability of the funded status, and implement all policies in a cost effective manner. Investments in quoted debt and equity (held either directly or indirectly through investment funds) represent the most significant asset allocations.
The use of derivatives is limited to the purposes and instruments described in the derivatives policy of the CIBC Pension Plan. These include the use of synthetic debt or equity instruments, currency hedging, risk reduction and enhancement of returns.
Investments in specific asset classes are further diversified across funds, managers, strategies, sectors and geographies, depending on the specific characteristics of each asset class.
The exposure to any one of these asset classes will be determined by our assessment of the needs of the plan assets and economic and financial market conditions. Factors evaluated before adopting the asset mix include demographics, cash-flow payout requirements, liquidity requirements, actuarial assumptions, expected benefit increases, and plan funding requirements.

Management of the assets of the various Canadian plans has been delegated primarily to the PIC, which is a committee that is composed of CIBC management. The PIC is responsible for the appointment and termination of individual investment managers (which includes CIBC Asset Management Inc., a wholly owned subsidiary of CIBC), who each have investment discretion within established target asset mix ranges as set by the PBMC. Should a fund’s actual asset mix fall outside specified ranges, the assets are re-balanced as required to be within the target asset mix ranges. On a periodic basis, an Asset-Liability Matching study is performed in which the consequences of the strategic investment policies are analyzed.
Management of the actuarial valuations of the various Canadian plans is primarily the responsibility of the PBMC. The PBMC is responsible for approving the actuarial assumptions for the valuations of the plans, and for recommending the level of annual funding for the Canadian plans to CIBC senior management.
Local committees with similar mandates manage our non-Canadian plans and annually report back to the MRCC on all material governance activities.
Amounts recognized on the consolidated balance sheet
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2025	2024	2025	2024
Defined benefit obligation
Balance at beginning of year	$7,942	$7,060	$419	$422
Current service cost	227	190	5	5
Interest cost on defined benefit obligation	386	396	20	24
Employee contributions	3	4	–	–
Benefits paid	(382)	(365)	(30)	(32)
Settlement payments	–	(79)	–	–
Foreign exchange rate changes and other	4	5	–	–
Net actuarial (gains) losses on defined benefit obligation	80	731	6	–
Balance at end of year	$8,260	$7,942	$420	$419
Plan assets
Fair value at beginning of year	$9,326	$8,091	$–	$–
Interest income on plan assets (1)	462	459	–	–
Net actuarial gains (losses) on plan assets (1)	385	1,079	–	–
Employer contributions	181	146	30	32
Employee contributions	3	4	–	–
Benefits paid	(382)	(365)	(30)	(32)
Settlement payments	–	(79)	–	–
Plan administration costs	(7)	(8)	–	–
Increase (decrease) due to plan settlements	–	(10)	–	–
Foreign exchange rate changes and other	7	9	–	–
Fair value at end of year	$9,975	$9,326	$–	$–
Net defined benefit asset (liability)	1,715	1,384	(420)	(419)
Valuation allowance (2)	(74)	(47)	–	–
Net defined benefit asset (liability), net of valuation allowance	$1,641	$1,337	$(420)	$(419)

(1)	The actual return on plan assets for the year was a gain of $847 million (2024: gain of $1,538 million).
(2)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.
The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2025	2024	2025	2024
Other assets	$1,678	$1,378	$–	$–
Other liabilities	(37)	(41)	(420)	(419)
Net defined benefit asset (liability), net of valuation allowance	$1,641	$1,337	$(420)	$(419)
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2025	2024	2025	2024
Defined benefit obligation
Canada	$7,592	$7,291	$391	$389
U.S. and the Caribbean	668	651	29	30
Defined benefit obligation at end of year	$8,260	$7,942	$420	$419
Plan assets
Canada	$9,006	$8,441	$–	$–
U.S. and the Caribbean	969	885	–	–
Plan assets at end of year	$9,975	$9,326	$–	$–

Amounts recognized in the consolidated statement of income
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2025	2024	2025	2024
Current service cost (1)	$227	$190	$5	$5
Past service cost	–	–	–	–
Interest cost on defined benefit obligation	386	396	20	24
Interest income on plan assets	(462)	(459)	–	–
Interest expense on effect of asset ceiling	3	1	–	–
Special termination benefits	–	–	–	–
Plan administration costs	7	8	–	–
Net defined benefit plan expense recognized in net income	$161	$136	$25	$29

(1)
The 2025 and 2024 current service costs were calculated using separate discount rates of 4.88% and 5.61%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

Amounts recognized in the consolidated statement of comprehensive income
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean are as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2025	2024 (1)	2025	2024
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$–	$(1)	$–	$34
Financial assumptions	(46)	(768)	(4)	(36)
Experience	(34)	38	(2)	2
Net actuarial gains (losses) on plan assets	385	1,079	–	–
Changes in asset ceiling excluding interest income	(25)	(30)	–	–
Net remeasurement gains (losses) recognized in OCI	$280	$318	$(6)	$–

(1)	Includes the transfer of the accumulated actuarial losses of $5 million to retained earnings upon the settlement of a pension plan for one of our subsidiaries.
Canadian defined benefit plans
As the Canadian defined benefit pension and other post-employment benefit plans represent approximately 92% of our consolidated defined benefit obligation, they are the subject and focus of the disclosures in the balance of this note.
Disaggregation and maturity profile of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2025	2024	2025	2024
Active members	$3,757	$3,558	$79	$74
Deferred members	510	490	–	–
Retired members	3,325	3,243	312	315
Total	$7,592	$7,291	$391	$389
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2025	2024	2025	2024
Weighted-average duration, in years	12.7	12.9	10.2	10.3

Plan assets
The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2025		2024
Asset category (1)
Canadian equity securities (2)	$523	6%	$472	6%

Debt securities (3)
Government bonds	5,794	64	5,419	64
Corporate bonds	315	4	403	5
	6,109	68	5,822	69
Investment funds (4)
Canadian equity funds	43	–	35	–
U.S. equity funds	421	5	694	8
International equity funds (5)	45	–	37	–
Global equity funds (5)	1,415	16	1,150	15
Fixed income funds	107	1	103	1
	2,031	22	2,019	24
Other (2)
Alternative investments (6)	2,471	27	2,399	28
Cash and cash equivalents and other	249	3	339	4
Obligations related to securities sold under repurchase agreements and securities sold short	(2,377)	(26)	(2,610)	(31)
	343	4	128	1
Total	$9,006	100%	$8,441	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2025 was a net derivative liability of $29 million (2024: net derivative liability of $30 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of nil (2024: nil), representing nil of Canadian plan assets (2024: nil). All of the equity securities held as at October 31, 2025 and 2024 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2025 and 2024 are investment grade, of which $372 million (2024: $285 million) have daily quoted prices in active markets.
(4)	$40 million (2024: $33 million) of the investment funds are directly held as at October 31, 2025 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprised of private equity, infrastructure, private debt and real estate funds.
Principal actuarial assumptions
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2025	2024	2025	2024
Discount rate	4.8%	4.8%	4.7%	4.8%
Rate of compensation increase (1)	2.5%	2.5%	n/a	n/a

(1)
Rates of compensation increase for 2025 and 2024 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.5% per annum (2024: 2.5%).

n/a	Not applicable
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2025	2024
Longevity at age 65 for current retired members
Males	23.6	23.6
Females	24.7	24.7
Longevity at age 65 for current members aged 45
Males	24.5	24.5
Females	25.6	25.6
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2025	2024
Health-care cost trend rates assumed for next year	4.9%	4.9%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Sensitivity analysis
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2025	2025
Discount rate (100 basis point change)
Decrease in assumption	$1,054	$44
Increase in assumption	(889)	(37)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(205)	–
Increase in assumption	217	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(13)
Increase in assumption	n/a	15
Future mortality
1 year shorter life expectancy	(167)	(8)
1 year longer life expectancy	161	8

n/a	Not applicable.
The sensitivity analyses presented above are indicative only, and should be considered with caution as they have been calculated in isolation without changing other assumptions. In practice, changes in one assumption may result in changes in another, which may magnify or counteract the disclosed sensitivities.
Future cash flows
Cash contributions
The most recently completed actuarial valuation of the CIBC Pension Plan for funding purposes was as at October 31, 2024. The next actuarial valuation of this plan for funding purposes will be effective as of October 31, 2025.
The employer contributions for 2026 are anticipated to be $180 million for the CIBC Pension Plan
.
These estimates are subject to change since contributions are affected by various factors, such as market performance, regulatory requirements, and management’s ability to change funding policy.
Expected future benefit payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2026	2027	2028	2029	2030	2031–2035	Total
Defined benefit pension plans	$375	$387	$402	$417	$433	$2,374	$4,388
Other post-employment plans	26	27	27	28	28	142	278
Total	$401	$414	$429	$445	$461	$2,516	$4,666
Defined contributions and other plans
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2025	2024
Defined contribution pension plans	$84	$72
Government pension plans (1)	227	197
Total	$311	$269

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.